UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

Undiscovered Managers Funds

Schedule of Portfolio Investments as of November 30, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.7%

	Apartments — 15.4%
329	American Campus Communities, Inc.	10,661
373	Apartment Investment & Management Co., Class A	9,367
228	AvalonBay Communities, Inc.	27,086
97	BRE Properties, Inc.	4,991
204	Camden Property Trust	11,842
528	Education Realty Trust, Inc.	4,594
461	Equity Residential	23,737
64	Essex Property Trust, Inc.	9,784
36	Mid-America Apartment Communities, Inc.	2,141
176	Post Properties, Inc.	7,563

		111,766

	Diversified — 11.3%
93	American Tower Corp.	7,258
721	Cousins Properties, Inc.	7,724
224	Digital Realty Trust, Inc.	10,588
837	Duke Realty Corp.	12,700
134	DuPont Fabros Technology, Inc.	3,140
266	Liberty Property Trust	8,616
365	Vornado Realty Trust	32,099

		82,125

	Health Care — 11.6%
73	Aviv REIT, Inc. (m)	1,875
925	HCP, Inc.	34,009
202	Health Care REIT, Inc.	11,295
654	Ventas, Inc.	37,153

		84,332

	Hotels — 10.0%
419	DiamondRock Hospitality Co.	4,793
2,008	Host Hotels & Resorts, Inc.	36,971
240	LaSalle Hotel Properties	7,526
209	Pebblebrook Hotel Trust	6,325
1,322	Sunstone Hotel Investors, Inc.	17,272

		72,887

	Industrial — 7.3%
1,461	DCT Industrial Trust, Inc.	10,899
1,105	Prologis, Inc.	41,923

		52,822

	Office — 11.6%
24	Alexandria Real Estate Equities, Inc.	1,532
316	Boston Properties, Inc.	31,436
983	Brandywine Realty Trust	13,052
441	Highwoods Properties, Inc.	15,836
286	Kilroy Realty Corp.	14,380

SHARES	SECURITY DESCRIPTION	VALUE($)
	Office — Continued
84	SL Green Realty Corp.	7,585

		83,821

	Regional Malls — 16.2%
561	CBL & Associates Properties, Inc.	10,132
956	General Growth Properties, Inc.	19,827
277	Pennsylvania Real Estate Investment Trust	4,983
550	Simon Property Group, Inc.	82,454

		117,396

	Shopping Centers — 7.0%
156	Brixmor Property Group, Inc. (a)	3,138
351	Equity One, Inc.	7,851
1,272	Kimco Realty Corp.	26,224
293	Regency Centers Corp.	13,701

		50,914

	Storage — 8.3%
624	CubeSmart	10,119
560	Extra Space Storage, Inc.	23,461
175	Public Storage	26,774

		60,354

	Total Common Stocks (Cost $605,867)	716,417

Short-Term Investment — 1.4%

	Investment Company — 1.4%
10,533	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $10,533)	10,533

	Total Investments — 100.1% (Cost $616,400)	726,950
	Liabilities in Excess of Other Assets — (0.1)%	(459)

	NET ASSETS — 100.0%	$726,491

Percentages indicated are based on net assets.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	— Real Estate Investment Trust.

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	— The rate shown is the current yield as of November 30, 2013.
(m)	— All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$116,224
Aggregate gross unrealized depreciation	(5,674)
Net unrealized appreciation/depreciation	$110,550

Federal income tax cost of investments	$616,400

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$726,950	$–	$–	$726,950

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio.

There were no transfers among any levels during the period ended November 30, 2013.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 89.4%

Consumer Discretionary — 7.2%

	Hotels, Restaurants & Leisure — 2.6%
137	Brinker International, Inc.	6,462
91	CEC Entertainment, Inc.	4,370
83	Wyndham Worldwide Corp.	5,938

		16,770

	Household Durables — 1.2%
81	Tupperware Brands Corp.	7,435

	Media — 0.7%
93	John Wiley & Sons, Inc., Class A	4,724

	Specialty Retail — 2.0%
73	Guess?, Inc.	2,501
353	Sally Beauty Holdings, Inc. (a)	9,925

		12,426

	Textiles, Apparel & Luxury Goods — 0.7%
62	Columbia Sportswear Co.	4,274

	Total Consumer Discretionary	45,629

Consumer Staples — 0.4%

	Food Products — 0.4%
217	Chiquita Brands International, Inc. (a)	2,293

Energy — 5.5%

	Energy Equipment & Services — 1.7%
737	Pioneer Energy Services Corp. (a)	5,323
441	TETRA Technologies, Inc. (a)	5,447

		10,770

	Oil, Gas & Consumable Fuels — 3.8%
195	PBF Energy, Inc., Class A	5,634
598	Swift Energy Co. (a)	7,961
180	Tesoro Corp.	10,577

		24,172

	Total Energy	34,942

Financials — 39.6%

	Capital Markets — 5.6%
1,102	Apollo Investment Corp.	9,940
803	Fifth Street Finance Corp.	7,679
365	Investment Technology Group, Inc. (a)	7,142
988	Janus Capital Group, Inc.	10,747

		35,508

	Commercial Banks — 10.0%
257	Bancorp, Inc. (The) (a)	4,706
600	BBCN Bancorp, Inc.	10,021
760	First Horizon National Corp.	8,525
1,607	First Niagara Financial Group, Inc.	17,903
531	Investors Bancorp, Inc.	12,774
322	PrivateBancorp, Inc.	8,915

		62,844

	Insurance — 8.9%
534	CNO Financial Group, Inc.	9,027
487	Genworth Financial, Inc., Class A (a)	7,362
400	HCC Insurance Holdings, Inc.	18,392
146	StanCorp Financial Group, Inc.	9,351
614	Symetra Financial Corp.	11,778

		55,910

	Real Estate Investment Trusts (REITs) — 15.1%
182	AG Mortgage Investment Trust, Inc.	2,880
363	Apollo Commercial Real Estate Finance, Inc.	6,042
311	Chatham Lodging Trust	6,412
969	Colony Financial, Inc.	19,596
1,633	CYS Investments, Inc.	13,066
561	Franklin Street Properties Corp.	7,217
187	Hatteras Financial Corp.	3,131
520	Inland Real Estate Corp.	5,636
252	Pebblebrook Hotel Trust	7,655
146	Ryman Hospitality Properties, Inc.	6,105
380	Starwood Property Trust, Inc.	10,596
549	Sunstone Hotel Investors, Inc.	7,172

		95,508

	Total Financials	249,770

Health Care — 6.0%

	Health Care Equipment & Supplies — 1.3%
283	Masimo Corp. (a)	8,097

	Health Care Providers & Services — 3.3%
288	Health Management Associates, Inc., Class A (a)	3,764
380	Health Net, Inc. (a)	11,606
225	PharMerica Corp. (a)	5,081

		20,451

	Health Care Technology — 1.4%
145	Computer Programs & Systems, Inc.	8,939

	Total Health Care	37,487

Industrials — 6.7%

	Aerospace & Defense — 3.1%
226	B/E Aerospace, Inc. (a)	19,671

	Commercial Services & Supplies — 1.9%
90	Brink’s Co. (The)	3,034

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued

	Commercial Services & Supplies — Continued
264	Copart, Inc. (a)	9,082

		12,116

	Construction & Engineering — 0.7%
146	Dycom Industries, Inc. (a)	4,123

	Electrical Equipment — 0.2%
21	EnerSys, Inc.	1,477

	Machinery — 0.8%
135	Terex Corp. (a)	4,900

	Total Industrials	42,287

Information Technology — 15.0%

	Communications Equipment — 1.0%
799	Harmonic, Inc. (a)	6,154

	Electronic Equipment, Instruments & Components — 1.8%
169	MTS Systems Corp.	11,759

	IT Services — 8.5%
287	Broadridge Financial Solutions, Inc.	10,930
1,011	Convergys Corp.	20,735
245	Global Payments, Inc.	15,454
287	Sykes Enterprises, Inc. (a)	6,357

		53,476

	Semiconductors & Semiconductor Equipment — 2.2%
247	Cirrus Logic, Inc. (a)	4,986
134	International Rectifier Corp. (a)	3,218
553	Intersil Corp., Class A	5,819

		14,023

	Software — 1.5%
146	ACI Worldwide, Inc. (a)	9,415

	Total Information Technology	94,827

Materials — 5.6%

	Chemicals — 1.7%
196	Celanese Corp., Series A	11,013

	Metals & Mining — 2.3%
560	Commercial Metals Co.	10,879
97	RTI International Metals, Inc. (a)	3,376

		14,255

	Paper & Forest Products — 1.6%
357	PH Glatfelter Co.	9,978

	Total Materials	35,246

Utilities — 3.4%

	Electric Utilities — 1.3%
227	El Paso Electric Co.	8,193

	Gas Utilities — 2.1%
402	Piedmont Natural Gas Co., Inc.	13,323

	Total Utilities	21,516

	Total Common Stocks (Cost $476,857)	563,997

Short-Term Investment — 10.6%

	Investment Company — 10.6%
67,093	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $67,093)	67,093

	Total Investments — 100.0% (Cost $543,950)	631,090
	Liabilities in Excess of Other Assets — 0.0% (g)	(178)

	NET ASSETS — 100.0%	$630,912

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of November 30, 2013.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$89,484
Aggregate gross unrealized depreciation	(2,344)

Net unrealized appreciation/depreciation	$87,140

Federal income tax cost of investments	$543,950

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$631,090	$–	$–	$631,090

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/ Robert L. Young

Robert L. Young
President and Principal Executive Officer
January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
January 28, 2014

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
January 28, 2014